UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	The Pacific Financial Group, Inc.
Address: 10900 NE 8th Street, Suite 1523   Bellevue, WA  98004

13F File Number:	28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:  Luellen H. Lockwood
Title:	CFO
Phone:	425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	June 30, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:  53
Form 13F Information Table Value Total:	134385



List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106      865 8268. SH          SOLE                 8268.000
IShares Trust S&P 500 Index    ETF              464287200    20551 179374.SH         SOLE               154784.000         24590.000
Industrial Select SPDR         ETF              81369y704     9876 344609.SH         SOLE               287383.000         57226.000
NASDAQ 100 Unit Ser 1          ETF              631100104    11066 293225.SH         SOLE               248174.000         45051.000
Vanguard Total Stock Index Vip ETF              922908769    16251 147441.SH         SOLE               124932.000         22509.000
iShares DJ US Industrial       ETF              464287754     5614 107239.SH         SOLE                91329.000         15910.000
iShares Russell 1000 Index     ETF              464287622     4055 66353.SH          SOLE                58178.000          8175.000
iShares Russell 1000 Value Ind ETF              464287598      440 7319. SH          SOLE                 7319.000
iShares Russell 2000 Value     ETF              464287630      243 1412. SH          SOLE                 1412.000
iShares Russell 3000 Index     ETF              464287689     3608 55720.SH          SOLE                47929.000          7791.000
iShares Russell Midcap Index   ETF              464287499      235 3316. SH          SOLE                 3316.000
iShares Russell Midcap Value   ETF              464287473      471 4757. SH          SOLE                 4757.000
iShares S&P 100 Index          ETF              464287101      211 3795. SH          SOLE                 3795.000
iShares S&P 500 BARRA Growth I ETF              464287309      397 6997. SH          SOLE                 6997.000
iShares S&P 500 Value          ETF              464287408     6693 116845.SH         SOLE               101949.000         14896.000
iShares S&P Midcap 400         ETF              464287507      230 1895. SH          SOLE                 1895.000
iShares S&P Midcap 400/BARRA V ETF              464287705    11513 98688.SH          SOLE                81520.000         17168.000
iShares S&P SmallCap 600 Index ETF              464287804    14677 99706.SH          SOLE                83589.000         16117.000
iShares MSCI Japan                              464286848     5064 476857.SH         SOLE               398187.000         78670.000
Adobe Systems Inc              DOM              00724F101      366 7871. SH          SOLE                 7825.000            46.000
Alcon                          DOM              H01301102      368 4682. SH          SOLE                 4655.000            27.000
Alliance Data Systems          DOM              018581108      555 13135.SH          SOLE                13058.000            77.000
Autodesk                       DOM              052769106      380 8876. SH          SOLE                 8824.000            52.000
Avon Products Inc.             DOM              054303102      551 11932.SH          SOLE                11862.000            70.000
Bard (C.R.)                    DOM              067383109      371 6553. SH          SOLE                 6515.000            38.000
Carbo Ceramics                 DOM              140781105      363 5322. SH          SOLE                 5291.000            31.000
Chicago Mercantile Exchange    DOM              167760107      594 4111. SH          SOLE                 4087.000            24.000
Coach                          DOM              189754104      538 11907.SH          SOLE                11838.000            69.000
Corn Products International    DOM              219023108      541 11624.SH          SOLE                11556.000            68.000
Cott Corp                      DOM              22163N106      357 11016.SH          SOLE                10950.000            66.000
Ebay Inc.                      DOM              278642103      586 6375. SH          SOLE                 6338.000            37.000
Eon Labs                       DOM              29412E100      519 12685.SH          SOLE                12611.000            74.000
Expeditors Int'l WA            DOM              302130109      367 7426. SH          SOLE                 7382.000            44.000
General Maritime               DOM              Y2692M103      362 13194.SH          SOLE                13116.000            78.000
Jupiter Media                  DOM              48207D101      382 26993.SH          SOLE                26835.000           158.000
Kmart                          DOM              498780105      546 7610. SH          SOLE                 7565.000            45.000
L3 Communications              DOM              502424104      553 8279. SH          SOLE                 8230.000            49.000
Microsoft Incorporated         DOM              594918104     7088 248173.794SH      SOLE               247925.794           248.000
Nordstrom Inc                  DOM              655664100      347 8153. SH          SOLE                 8106.000            47.000
Novatel Wireless               DOM              66987M604      382 14405.SH          SOLE                14320.000            85.000
Rogers                         DOM              775133101      552 7892. SH          SOLE                 7845.000            47.000
Sanderson Farms                DOM              800013104      352 6567. SH          SOLE                 6529.000            38.000
Sierra Health Solutions        DOM              826322109      531 11874.SH          SOLE                11805.000            69.000
Sierra Wireless                DOM              826516106      383 10332.SH          SOLE                10272.000            60.000
Stanley Works                  DOM              854616109      547 12009.SH          SOLE                11938.000            71.000
Starbucks                      DOM              855244109      586 13472.SH          SOLE                13399.000            73.000
Station Casinos                DOM              857689103      355 7336. SH          SOLE                 7292.000            44.000
Ultra Petroleum                DOM              903914109      355 9522. SH          SOLE                 9466.000            56.000
Urban Outfitters               DOM              917047102      549 9015. SH          SOLE                 8962.000            53.000
VCA Antech                     DOM              918194101      551 12289. SH         SOLE                12216.000            73.000
Valero Energy                  DOM              91913Y100      542 7354. SH          SOLE                 7311.000            43.000
Waters Corporation             DOM              941848103      356 7449. SH          SOLE                 7405.000            44.000
Zimmer Holdings                DOM              98956P102      546 6193. SH          SOLE                 6157.000            36.000